CONCENTRATION OF RISK (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)
Credit risk | PRC
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	¥ 91,587,000	¥ 118,835,000	$ 14,077,000
Credit risk | HK
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	2,129,000	51,108,000	327,000
Credit risk | Europe
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	253,000	1,218,000	39,000
Credit risk | United States of America
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	9,661,000	¥ 43,978,000	1,485,000
Credit risk | UNITED KINGDOM
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	¥ 3,078,000		$ 473,000
Supplier risk | Costs of bandwidth resources
CONCENTRATION OF RISK
Number of major PRC telecom carriers	2		2
Supplier risk | Costs of bandwidth resources | Two major PRC telecom carriers
CONCENTRATION OF RISK
Percentage of concentration risk	86.00%	91.00%